Investments in Equity Accounted Investees - Summary of Financial Information of Other Associates, in Aggregate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [Line Items]
Book value	₩ 113,989	₩ 122,507	₩ 172,683
Profit (loss) for the year	(179,443)	1,937,052	931,508
Other comprehensive income (loss)	(15,409)	(237,393)	21,975
Total comprehensive income (loss)	(194,852)	1,699,659	953,483
Other associates [member]
Disclosure of associates [Line Items]
Book value	66,166	75,996	₩ 119,933
Profit (loss) for the year	(3,739)	3,943
Other comprehensive income (loss)	(988)	5,093
Total comprehensive income (loss)	₩ (4,727)	₩ 9,036